NOTE 8 - OTHER CURRENT LIABILITIES - Other Current Liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued liabilities	$ 30,825	$ 61,153	$ 6,789
Accrued interest		8,173	170,960
Salary payable - management		92,229	28,300
Employee benefits	$ 112,309	105,221	181,231
Other current liabilities		40,273	26,396
Total Other Current Liabilities		$ 307,049	$ 413,676